Revision and Reclassifications of Prior Period Financial Statements - Consolidated Income Statements (Details) - USD ($) $ in Thousands			3 Months Ended								12 Months Ended
	Jan. 01, 2023	Jan. 01, 2022	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
Revenues
Fee income			$ 1,868,000	$ 1,908,000	$ 1,934,000	$ 2,012,000	$ 2,096,000	$ 2,063,000	$ 1,993,000	$ 1,907,000	$ 7,722,000	[1]	$ 8,059,000	[1]	$ 6,928,000
Premiums			27,000	36,000	32,000	37,000	33,000	37,000	38,000	40,000	132,000	[1]	148,000	[1]	187,000
Net investment income			739,000	640,000	692,000	690,000	856,000	837,000	801,000	930,000	2,761,000	[1]	3,424,000	[1]	2,818,000
Net gains (losses) on derivatives and investments	$ (837,000)	$ (5,365,000)	(4,199,000)	(196,000)	2,938,000	(1,566,000)	(1,696,000)	(420,000)	(388,000)	(2,840,000)	(3,023,000)	[1]	(5,344,000)	[1]	(6,891,000)
Total revenues	9,863,000	6,360,000	(2,014,000)	2,962,000	6,694,000	2,221,000	1,277,000	2,419,000	1,706,000	958,000	9,863,000	[1]	6,360,000	[1]	3,546,000
Benefits and Expenses
Death, other policy benefits and change in policy reserves, net of deferrals	1,062,000	925,000	251,000	237,000	274,000	300,000	168,000	284,000	217,000	256,000	1,062,000	[1]	925,000	[1]	1,362,000
(Gain) loss from updating future policy benefits cash flow assumptions, net	(34,000)	41,000	(26,000)	(37,000)	14,000	15,000	2,000	(15,000)	6,000	48,000	(34,000)	[2]	41,000	[1]	0
Net (gain) loss on market risk benefits	(3,536,000)	(3,966,000)	(1,900,000)	(913,000)	1,184,000	(1,907,000)	(22,000)	1,066,000	1,512,000	(6,522,000)	(3,536,000)	[2]	(3,966,000)	[2]	0
Interest credited on other contract holder funds, net of deferrals and amortization	866,000	832,000	236,000	224,000	209,000	197,000	202,000	208,000	210,000	212,000	866,000	[1]	832,000	[1]	1,301,000
Operating costs and other expenses, net of deferrals			631,000	592,000	543,000	666,000	751,000	697,000	701,000	690,000	2,432,000	[1]	2,839,000	[1]	1,299,000
Amortization of deferred acquisition costs			297,000	305,000	307,000	317,000	320,000	328,000	328,000	331,000	1,226,000	[1]	1,307,000	[1]	(533,000)
Total benefits and expenses	2,129,000	2,015,000	(471,000)	437,000	2,555,000	(392,000)	1,439,000	2,574,000	2,981,000	(4,979,000)	2,129,000	[1]	2,015,000	[1]	6,037,000
Pretax adjusted operating earnings			(1,543,000)	2,525,000	4,139,000	2,613,000	(162,000)	(155,000)	(1,275,000)	5,937,000	7,734,000	[1]	4,345,000	[1]	(2,491,000)
Income tax expense (benefit)	1,505,000	666,000	(385,000)	657,000	845,000	388,000	(97,000)	(99,000)	(253,000)	1,115,000	1,505,000	[1]	666,000	[1]	(854,000)
Net income (loss)	6,229,000	3,679,000	$ (1,158,000)	$ 1,868,000	$ 3,294,000	$ 2,225,000	$ (65,000)	$ (56,000)	$ (1,022,000)	$ 4,822,000	$ 6,229,000	[2]	3,679,000	[1]	(1,637,000)
As Previously Reported
Revenues
Fee income													7,670,000		6,604,000
Premiums													133,000		160,000
Net investment income													3,429,000		2,829,000
Net gains (losses) on derivatives and investments	3,851,000	(2,478,000)											(2,478,000)
Total revenues	14,551,000	9,247,000											8,848,000		3,206,000
Benefits and Expenses
Death, other policy benefits and change in policy reserves, net of deferrals	2,290,000	970,000											913,000		1,284,000
(Gain) loss from updating future policy benefits cash flow assumptions, net	0	0											0
Net (gain) loss on market risk benefits	0	0											0
Interest credited on other contract holder funds, net of deferrals and amortization	862,000	834,000											868,000		1,210,000
Operating costs and other expenses, net of deferrals													2,462,000		984,000
Amortization of deferred acquisition costs													521,000		(389,000)
Total benefits and expenses	7,440,000	5,200,000											4,801,000		5,697,000
Pretax adjusted operating earnings													4,047,000
Income tax expense (benefit)	1,371,000	602,000											602,000
Net income (loss)	5,740,000	3,445,000											3,445,000		(1,637,000)
Revision of Prior Period, Accounting Standards Update, Adjustment
Revenues
Fee income													0		0
Premiums													0		0
Net investment income													0		0
Net gains (losses) on derivatives and investments	(4,688,000)	(2,887,000)											(2,887,000)
Total revenues	(4,688,000)	(2,887,000)											(2,887,000)		0
Benefits and Expenses
Death, other policy benefits and change in policy reserves, net of deferrals	(1,228,000)	(45,000)											(45,000)		0
(Gain) loss from updating future policy benefits cash flow assumptions, net	(34,000)	41,000											41,000
Net (gain) loss on market risk benefits	(3,536,000)	(3,966,000)											(3,966,000)
Interest credited on other contract holder funds, net of deferrals and amortization	4,000	(2,000)											(2,000)		0
Operating costs and other expenses, net of deferrals													0		0
Amortization of deferred acquisition costs													787,000		0
Total benefits and expenses	(5,311,000)	(3,185,000)											(3,185,000)		0
Pretax adjusted operating earnings													298,000
Income tax expense (benefit)	134,000	64,000											64,000
Net income (loss)	$ 489,000	$ 234,000											234,000		0
Impact of Revisions and Reclassifications
Revenues
Fee income													389,000		324,000
Premiums													15,000		27,000
Net investment income													(5,000)		(11,000)
Net gains (losses) on derivatives and investments													0
Total revenues													399,000		340,000
Benefits and Expenses
Death, other policy benefits and change in policy reserves, net of deferrals													57,000		78,000
(Gain) loss from updating future policy benefits cash flow assumptions, net													0
Net (gain) loss on market risk benefits													0
Interest credited on other contract holder funds, net of deferrals and amortization													(34,000)		91,000
Operating costs and other expenses, net of deferrals													377,000		315,000
Amortization of deferred acquisition costs													(1,000)		(144,000)
Total benefits and expenses													399,000		340,000
Pretax adjusted operating earnings													0
Income tax expense (benefit)													0
Net income (loss)													0		0
As Revised
Revenues
Fee income													8,059,000		6,928,000
Premiums													148,000		187,000
Net investment income													3,424,000		2,818,000
Net gains (losses) on derivatives and investments													(5,365,000)
Total revenues													6,360,000		3,546,000
Benefits and Expenses
Death, other policy benefits and change in policy reserves, net of deferrals													925,000		1,362,000
(Gain) loss from updating future policy benefits cash flow assumptions, net													41,000
Net (gain) loss on market risk benefits													(3,966,000)
Interest credited on other contract holder funds, net of deferrals and amortization													832,000		1,301,000
Operating costs and other expenses, net of deferrals													2,839,000		1,299,000
Amortization of deferred acquisition costs													1,307,000		(533,000)
Total benefits and expenses													2,015,000		6,037,000
Pretax adjusted operating earnings													4,345,000
Income tax expense (benefit)													666,000
Net income (loss)													$ 3,679,000		$ (1,637,000)

[1]	(1) Recast for the adoption of ASU 2018-12. See Notes 1 and 2 to the Consolidated Financial Statements.
[2]	(1) Recast for the adoption of ASU 2018-12. See Notes 1 and 2 to the Consolidated Financial Statements.